Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 432,686	$ 413,310	$ 393,444
Other comprehensive (loss) income - before reclassifications	4,744	(1,069)	(218)
Amount reclassified from accumulated other comprehensive loss	(299)	(401)	(54)
Other comprehensive income (loss), net of tax	4,445	(1,470)	(272)
Balance	458,308	432,686	413,310
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(6,251)	(4,781)	(4,509)
Other comprehensive income (loss), net of tax	4,445	(1,470)	(272)
Balance	(1,806)	(6,251)	(4,781)
Net Unrealized Holding Gain (Loss) on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(6,762)	(4,492)	(3,693)
Other comprehensive (loss) income - before reclassifications	1,732	(1,869)	(648)
Amount reclassified from accumulated other comprehensive loss		(401)	(151)
Other comprehensive income (loss), net of tax	1,732	(2,270)	(799)
Balance	(5,030)	(6,762)	(4,492)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	42	(758)	(1,188)
Other comprehensive (loss) income - before reclassifications	3,012	800	430
Amount reclassified from accumulated other comprehensive loss	0	0	0
Other comprehensive income (loss), net of tax	3,012	800	430
Balance	3,054	42	(758)
Net Change in Net Actuarial Gain and Prior Service Credit (Cost) on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	469	469	372
Other comprehensive (loss) income - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive loss	(299)	0	97
Other comprehensive income (loss), net of tax	(299)	0	97
Balance	$ 170	$ 469	$ 469